APPENDIX I.          U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.


1 Name and address of issuer:

    STAGECOACH FUNDS, INC.
    111 CENTER STREET
    LITTLE ROCK, AR  72201


2 Name of each series or class of funds for which this notice is filed:

  ASSET ALLOCATION FUND CLASS A
  ASSET ALLOCATION FUND CLASS B
  CALIFORNIA TAX-FREE BOND FUND CLASS A
  CALIFORNIA TAX-FREE BOND FUND CLASS B
  CALIFORNIA TAX-FREE INCOME FUND
  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
  CORPORATE STOCK FUND
  DIVERSIFIED INCOME FUND CLASS A
  DIVERSIFIED INCOME FUND CLASS B
  GINNIE MAE FUND CLASS A
  GINNIE MAE FUND CLASS B
  GROWTH AND INCOME FUND CLASS A
  GROWTH AND INCOME FUND CLASS B
  MONEY MARKET MUTUAL FUND CLASS A
  MONEY MARKET MUTUAL FUND CLASS S
  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
  U.S. GOVERNMENT ALLOCATION FUND CLASS A
  U.S. GOVERNMENT ALLOCATION FUND CLASS B

3 Investment Company Act File Number:          811-6419

  Securities Act File Number:                  33-42927


4 Last day of fiscal year for which this notice is filed:     12/31/95


5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                       [ ]


6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
  beginning of the fiscal year:                NONE


8 Number and amount of scurities registered during the fiscal year other than pursuant to rule 24f-2:

    NUMBER OF SHARES                1,010,226,446

    $ AMOUNT OF SECURITIES         $1,102,044,497


9 Number and aggregate sale price of securities sold during the fiscal year:

    NUMBER OF SHARES                4,276,457,186

    SALES PRICE OF SHARES SOLD     $4,743,431,978

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     NUMBER OF SHARES                    3,266,230,740

     SALE PRICE OF SECURITIES SOLD      $3,641,387,481


11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     NUMBER OF SHARES                       196,339,138

     SALE PRICE OF SECURITES               $331,452,428


12 Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10)    $3,641,387,481

   (ii) Aggregate price of shares issued in connection
        with dividends reinvestment plans (from item 11, if        331,452,428
        applicable):

   (iii)Aggregate price of shares redeemed or
        repurchased during the fiscal year (if applicable:       3,655,504,391

   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as a reduction to
        filing fees pursuant to rule 24e-2 (if applicable):             00,000

   (v)  Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        (line (i), plus line (ii), less line (iii), plus
        line (iv)                                                  317,335,518

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or            1/29 of 1%
        regulation

   (vii)Fee due line (i) or line (v) multipled by line (vi):    $   109,426.04

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a:                              [X]

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                          2/28/96

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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)         /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                    ANN M. BONSTEEL, ASST. SECRETARY
   Date      2/28/96
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 *Please print the name and title of the signing officer below the signature.